Additional Financial Information of Parent Company - Financial Statements Schedule I (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statements of Operations and Comprehensive Income
Cost of revenues	$ (37,414,007)	$ (10,657,267)	$ (3,703,030)
Selling expenses	(13,810,241)	(5,768,356)	(3,846,855)
General and administrative expenses	(14,553,357)	(7,009,332)	(4,411,080)
Interest expense		(14,961)	(15,602)
Income before taxes and equity in affiliates	36,499,549	20,169,468	12,389,143
Income from equity in subsidiaries and VIE	687,225	78,015	(135,892)
Net income	26,523,390	14,630,140	9,050,371
Other comprehensive income	(4,128,806)	(49,252)	526,503
Comprehensive income attributable to Jupai shareholders	20,269,819	14,319,725	9,664,652
Adjustments to additional paid in capital related to investments in VIEs		6,295,780
Parent Company
Condensed Statements of Operations and Comprehensive Income
Cost of revenues	(551,460)	(178,921)
Selling expenses	(2,031)	(761)
General and administrative expenses	(2,382,954)	(1,036,768)
Interest expense		(150)	(76)
Income before taxes and equity in affiliates	(2,936,445)	(1,216,600)	(76)
Income from equity in subsidiaries and VIE	27,273,458	15,588,900	9,155,141
Net income	24,337,013	14,372,300	9,155,065
Other comprehensive income	(4,067,194)	(52,575)	509,587
Comprehensive income attributable to Jupai shareholders	$ 20,269,819	$ 14,319,725	$ 9,664,652